SUPPLEMENT DATED NOVEMBER 14, 2003 TO THE
                                            ANNUITY PROSPECTUS DATED MAY 1, 2003


EFFECTIVE NOVEMBER 17, 2003, the MFS Research Portfolio changed its name to the Merrill Lynch Large Cap Core Portfolio. Therefore, all references to the "MFS Research Portfolio" are replaced with "Merrill Lynch Large Cap Core Portfolio." Additionally, the subadviser and investment objective have changed; therefore the table in "The Variable Funding Options" is revised as follows:

THE TRAVELERS SERIES TRUST
   Merrill Lynch Large Cap Core        Seeks long-term capital growth.       TAMIC
     Portfolio                         The Fund normally invests in a        Subadviser: Merrill Lynch
                                       diversified portfolio of equity       Investment Managers, L.P.
                                       securities of large cap companies
                                       located in the United States.

THIS SUPPLEMENT APPLIES TO: GOLD TRACK ANNUITY, GOLD TRACK SELECT ANNUITY, TRAVELERS LIFE & ANNUITY ACCESS ANNUITY, TRAVELERS RETIREMENT ACCOUNT ANNUITY, TRAVELERS VINTAGE ANNUITY.

November 2003                                                            L-23074